Expense Example {- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2010 Fund	Jul. 15, 2022 USD ($)
Class A
Expense Example:
1 year	$ 646
3 years	798
5 years	963
10 years	1,441
Class M
Expense Example:
1 year	447
3 years	654
5 years	878
10 years	1,521
Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,576
Class I
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Class Z
Expense Example:
1 year	45
3 years	141
5 years	246
10 years	$ 555